Segment Information - Geographic Information Based Upon Physical Location for Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 186,164	$ 127,703
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	68,831	46,872
Greece
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	59,385	68,708
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	34,522	11,630
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,048
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	11,464	$ 493
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,499
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	331
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 84